Financial risk management, objectives and policies, Credit Risk (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2024 USD ($) Counterparty Customer Vessel	Dec. 31, 2023 USD ($) Counterparty Vessel Customer	Dec. 31, 2022 Vessel Customer Counterparty
Credit risk [Abstract]
Number of vessels chartered with counterparties | Vessel		7	5	5
Number of vessels | Vessel		24	24	23
Number of counterparties | Counterparty		5	3	4
Number of vessels operated in spot market | Vessel		17	19	18
Number of major customers | Customer		5	5	5
Current trade receivables	[1]	$ 53,715	$ 75,848
Disclosure of maximum credit exposure [Abstract]
Cash and cash equivalents		78,143	74,738
Accounts receivable and accrued revenues		53,715	75,848
Maximum credit exposure		131,858	$ 150,586
Customer One [Member]
Credit risk [Abstract]
Current trade receivables		13,023
Customer Two [Member]
Credit risk [Abstract]
Current trade receivables		8,150
Customer Three [Member]
Credit risk [Abstract]
Current trade receivables		4,912
Customer Four [Member]
Credit risk [Abstract]
Current trade receivables		3,545
Customer Five [Member]
Credit risk [Abstract]
Current trade receivables		$ 2,913

[1]	Amounts carried at amortized cost.